Commitments, Concessions and Contingent Liabilities (Narratives) (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2024 USD ($)
Capital commitments [abstract]
Contractual commitments for acquisition of raw materials and energy							$ 2,000.0
Contractual commitments for acquisition of property, plant and equipment							708.0
Percentage of projects cost assumed	90.00%	90.00%
Project cost to be paid throughout construction and operation period		$ 110.0
Expected extension of operation period	25 years	25 years
Total amount of new natural gas agreement with Energean					$ 2,000.0
Years of supply of natural gas					15 years
Rotem's existing obligations to rehabilitate its mining and plants areas		$ 16.0
Amount of alleged damages for dialogue meeting to be held before pursuing legal action		$ 15.0
Period of mining of phosphate or until exhaustion of raw material whichever occurs first						25 years
Long term lease agreement with a third party of office building				15 years
Extension term lease agreement with third party of office building				10 years
Annual rent on long-term lease agreement				$ 3.7
Indemnification payable for directors and officers limit							300.0
DSW rate of royalties payment	5.00%	5.00%
Royalty rate for production of phosphates	5.00%	5.00%
Total royalties		$ 4.3
Claimed remedies for an application for class action on alleged environmental hazards to Zin stream	₪ 3,000						933.0
Remedy relating Aquifer And Bokek Stream restoration application certification claim as class action							24.0
Amount transferred to NPA | ₪			₪ 3
A class action claim relating air pollution in Haifa Bay	₪ 13,400						4,200.0
Company's part in financing of coastline defenses	39.50%	39.50%
Company's part in financing of the salt harvesting project	80.00%	80.00%
Government part in financing of salt harvesting project	20.00%	20.00%
Maximum government share in financing salt harvesting project | ₪	₪ 1,400
ICL damages lawsuit against IBM							300.0
IBM counterclaim	170						53.0
Amount of damages alleged by group incurred respondents	133	$ 40.0
Amount of additional damages alleged by group incurred respondents	₪ 57	$ 17.0
Compensation in application for certification of claim as class action regarding alleged monopolistic exploitation difference test							$ 17.0
Percentage of mining royalties	2.10%	2.10%
Royalty payment		$ 2.2
Percentage of natural resources royalties	8.00%	8.00%
Estimated public compensation		$ 435.0
Mining extraction compensated by YPC	3-5 years	3-5 years